Investment Objectives and Goals - Innovator U.S. Equity 10 Buffer ETF - Quarterly	Oct. 31, 2024
Prospectus [Line Items]
Risk/Return [Heading]	Innovator U.S. Equity 10 Buffer ETF™ – Quarterly
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]

The Fund seeks capital appreciation with a measure of downside protection by providing investors with returns that match the price return of the SPDR® S&P 500® ETF Trust, up to the upside cap of 3.46% (prior to taking into account management fees and other Fund operating expenses) while seeking to provide a buffer against the first 10% (prior to taking into account management fees and other Fund operating expenses) of SPDR® S&P 500® ETF Trust losses, over the period from October 1, 2025 through December 31, 2025.